Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.8%
1,376	iShares 20+ Year Treasury Bond ETF	$196,878	1.0
2,369	iShares S&P SmallCap 600 Index Fund	184,403	1.0
23,210	Schwab U.S. TIPS ETF	1,317,400	6.8

	Total Exchange-Traded Funds (Cost $1,635,105)	1,698,681	8.8

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 91.3%
102,288	Voya Floating Rate Fund - Class I	970,718	5.0
99,303	Voya Global Bond Fund - Class R6	960,258	5.0
146,050	Voya High Yield Bond Fund - Class R6	1,165,478	6.0
213,231	Voya Intermediate Bond Fund - Class R6	2,226,130	11.5
42,157	Voya Large Cap Value Fund - Class R6	542,135	2.8
13,525	Voya Large-Cap Growth Fund - Class R6	622,680	3.2
14,624	Voya MidCap Opportunities Portfolio - Class I	189,971	1.0
16,553	Voya Multi-Manager Emerging Markets Equity Fund - Class I	197,473	1.0
42,494	Voya Multi-Manager International Factors Fund - Class I	397,317	2.1
20,036	Voya Multi-Manager Mid Cap Value Fund - Class I	201,564	1.1
381,810	Voya Short Term Bond Fund - Class R6	3,768,468	19.5
141,234	Voya Strategic Income Opportunities Fund - Class R6	1,456,122	7.5
48,416	Voya U.S. High Dividend Low Volatility Fund - Class R6	595,027	3.1
50,199	Voya U.S. Stock Index Portfolio - Class I	792,135	4.1
154,925	VY BrandywineGLOBAL - Bond Portfolio - Class I	1,618,964	8.4
68,489	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,934,143	10.0

	Total Mutual Funds (Cost $17,332,295)	17,638,583	91.3

	Total Investments in Securities (Cost $18,967,400)	$19,337,264	100.1
	Liabilities in Excess of Other Assets	(10,041)	(0.1)
	Net Assets	$19,327,223	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,698,681	$–	$–	$1,698,681
Mutual Funds	17,638,583	–	–	17,638,583
Total Investments, at fair value	$19,337,264	$–	$–	$19,337,264

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,200,592	$264,304	$(519,776)	$25,598	$970,718	$40,193	$(12,183)	$-
Voya Global Bond Fund - Class R6	515,446	556,523	(138,353)	26,642	960,258	22,667	4,901	-
Voya High Yield Bond Fund - Class R6	-	1,257,969	(98,152)	5,661	1,165,478	28,263	283	-
Voya Intermediate Bond Fund - Class R6	2,143,245	1,444,106	(1,496,680)	135,459	2,226,130	63,157	22,603	-
Voya International Index Portfolio - Class I	171,329	3,587	(196,413)	21,497	-	-	(14,432)	-
Voya Large Cap Value Fund - Class R6	603,247	140,460	(320,950)	119,378	542,135	6,506	(25,573)	-
Voya Large-Cap Growth Fund - Class R6	430,970	235,001	(150,285)	106,994	622,680	-	(9,358)	-
Voya MidCap Opportunities Portfolio - Class I	172,651	62,407	(56,536)	11,449	189,971	179	1,254	22,240
Voya Multi-Manager Emerging Markets Equity Fund - Class I	257,428	181,467	(259,326)	17,904	197,473	-	11,610	-
Voya Multi-Manager International Factors Fund - Class I	342,753	106,408	(99,112)	47,268	397,317	-	(12,637)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	172,067	55,056	(71,468)	45,909	201,564	-	(13,127)	-
Voya Short Term Bond Fund - Class R6	3,431,310	1,006,134	(756,887)	87,911	3,768,468	63,660	(4,480)	-
Voya Strategic Income Opportunities Fund - Class R6	-	1,574,002	(130,744)	12,864	1,456,122	29,520	1,285	-
Voya U.S. Bond Index Portfolio - Class I	1,972,431	612,869	(2,610,391)	25,091	-	15,798	16,815	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	574,691	-	20,336	595,027	-	-	-
Voya U.S. Stock Index Portfolio - Class I	525,021	1,112,863	(910,192)	64,443	792,135	2,089	7,286	42,074
VY® Goldman Sachs Bond Portfolio - Class I	1,624,256	379,852	(495,739)	110,595	1,618,964	30,815	11,179	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,318,352	861,744	(365,548)	119,595	1,934,143	6,723	33,229	96,070
	$14,881,098	$10,429,443	$(8,676,552)	$1,004,594	$17,638,583	$309,570	$18,655	$160,384

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $19,291,177.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$430,728
Gross Unrealized Depreciation	(384,641)

Net Unrealized Appreciation	$46,087